Related party transactions - Schedule Of Amount Payable To Related Party (Details) - USD ($)		1 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Feb. 25, 2026	Mar. 31, 2026	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Issuance of shares	$ 25,000	$ 25,000
OHB Pediatrics Ltd [Member]
Related Party Transaction [Line Items]
Beginning balance			$ 0	$ 0	$ 141,000	$ 141,000
Payments by Parent Co. on behalf of OHB Pediatrics, Ltd.			141,000	7,301,000	$ 3,260,000	15,835,000
Issuance of shares			0	0		(15,976,000)
Ending balance			$ 141,000	$ 7,301,000		$ 0